Real Estate Property Refund and Compensation Payable (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 m² Customer	Dec. 31, 2011 m² Customer
Real Estate Property Refund and Compensation Payable (Textual)
Sales of commercial offices area | m²			22,790	22,790
Agreements of sales, description	According to the agreements of sales, the Company is obliged to compensate the purchaser at a rate equal to 6% per annum or 0.05% per day on the deposits paid.
Compensation expenses | $	$ 1,433,737	$ 1,528,126
Number of binding agreements | Customer			443	443
Number of agreement, description	As at December 31, 2016, 375 out of 443 agreements were cancelled, and no completed office (or real estate certificate) has been delivered to the purchaser.